Consolidated Balance Sheets In Thousands, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Current assets:
Cash and cash equivalents	$ 353,066	2,222,160	1,924,884
Restricted cash	1,601	10,076	9,177
Short term investments	4,962	31,230
Accounts receivable, net of allowance for doubtful amounts of RMB5,790 and RMB9,348 (US$1,485) as of December 31, 2010 and 2011, respectively(Note 2(e))	26,433	166,363	243,175
Insurance premium receivables		3	92
Other receivables (Note 5)	13,145	82,736	67,034
Deferred tax assets (Note 12)	1,171	7,369	5,691
Amounts due from related parties (Note 16)	58,094	365,636	40,000
Other current assets	2,040	12,841	12,372
Total current assets	460,512	2,898,414	2,302,425
Non-current assets:
Property, plant and equipment, net (Note 6)	13,459	84,712	102,175
Goodwill (Note 7)	12,481	78,553	1,154,373
Intangible assets, net (Note 2(g))	9,224	58,054	145,653
Deferred tax assets (Note 12)	301	1,892	6,755
Investment in affiliates (Note 8)	24,462	153,962	139,116
Other non-current assets	859	5,409	3,959
Total non-current assets	60,786	382,582	1,552,031
Total assets	521,298	3,280,996	3,854,456
Current liabilities:
Accounts payable (including accounts payable of the consolidated variable interest entities ("VIEs") without recourse to CNinsure Inc. of RMB75,285 and RMB99,776 (US$15,852) as of December 31, 2010 and 2011, respectively)	17,007	107,042	89,573
Insurance premium payables (including insurance premium payables of the consolidated VIEs without recourse to CNinsure Inc. of RMB1,364 and RMB2,684 (US$426) as of December 31, 2010 and 2011, respectively)	426	2,684	1,364
Other payables and accrued expenses (including other payables and accrued expenses of the consolidated VIEs without recourse to CNinsure Inc. of RMB52,725 and RMB49,645 (US$7,888) as of December 31, 2010 and 2011, respectively) (Note 10)	14,726	92,682	93,460
Accrued payroll (including accrued payroll of the consolidated VIEs without recourse to CNinsure Inc. of RMB27,158 and RMB30,989 (US$4,924) as of December 31, 2010 and 2011, respectively)	5,597	35,219	31,237
Income taxes payable (including income taxes payable of the consolidated VIEs without recourse to CNinsure Inc. of RMB32,134 and RMB22,502 (US$3,575) as of December 31, 2010 and 2011, respectively)	11,182	70,377	34,927
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to CNinsure Inc. of RMB7,800 and RMB20,305 (US$3,226) as of December 31, 2010 and 2011, respectively) (Note 16)	3,226	20,305	37,800
Total current liabilities	52,164	328,309	288,361
Non-current liabilities:
Other tax liabilities (Note 12)	6,925	43,586	5,519
Deferred tax liabilities (Note 12)	4,783	30,106	43,513
Total non-current liabilities	11,708	73,692	49,032
Total liabilities	63,872	402,001	337,393
Commitments and contingencies (Note 17)
Ordinary shares (Authorized shares:10,000,000,000 at US$0.001 each; issued and outstanding shares: 1,002,977,326 and 1,002,541,446 as of December 31, 2010 and 2011, respectively) (Note 13)	1,215	7,646	7,649
Additional paid-in capital	361,077	2,272,580	2,261,849
Statutory reserves	26,557	167,147	136,681
Retained earnings	64,876	408,325	738,165
Accumulated other comprehensive loss	(16,151)	(101,651)	(83,360)
Total CNinsure Inc. shareholders' equity	437,574	2,754,047	3,060,984
Noncontrolling interests	19,852	124,948	456,079
Total equity	457,426	2,878,995	3,517,063
Total liabilities and equity	$ 521,298	3,280,996	3,854,456